Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
409052839			Final Qualifying Property Value	$XXX	$XXX	Sales price vs appraised value.
409052839			Total Qualified Assets Post-Close	XXX	XXX	Confirmed XXX using the asset documents.
409052839			Escrow Waiver in File	XXX	XXX	The loan has escrow for taxes and insurance.
409057463			Loan Purpose	XXX	XXX	The purpose is XXX as confirmed by the XXX contract and final CD.